RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 7 - RELATED PARTY TRANSACTIONS

ADVANCES, PAYABLES AND ACCRUALS

Amounts included in accruals represent amounts due to the officers and directors for corporate obligations under the employment agreements. Payments on behalf of the Company and accruals made under contractual obligation are accrued (see below). On June 8, 2017 the Company issued 16,530,769 shares to related parties for conversion of accrued compensation of $991,846, recorded at the fair market value of the share price. As of September 30, 2017 and December 31, 2016 accrued expenses were $63,000 and $865,846, respectively.

NOTE PAYABLE

In support of the Company’s efforts and cash requirements, it has relied on advances from the majority shareholders until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. All advances made in support of the Company are formalized by demand notes, at a 2.15% interest rate.

During the nine months ended September 30, 2017, our Chief Executive Officer, Dr. Ruggero M. Santilli and immediate family members have loaned the company $29,500 for operations. During the period ending September 30, 2017 the Company had made $40,000 in principal payments on the demand note.

At September 30, 2017 and December 31, 2016 demand notes accumulative balances were $522,000 and $532,500, respectively. Accrued interest at September 30, 2017 and December 31, 2016 was $29,728 and $20,905, respectively.

EMPLOYMENT AND CONSULTING CONTRACTS

The Company has employment and consulting contracts with its key employees, the controlling shareholders, who are its officers and directors of the Company.

•	Dr. Santilli, 5-year contract dated July 25, 2013, annual salary of $180,000 and annual common stock options for .01% of the outstanding stock per calendar year at the average trading price of the anniversary date, July 25th

•	Carla Santilli, 5-year consulting contract dated July 25, 2013, annual salary of $72,000 and annual common stock options for .005% of the outstanding stock per calendar year at the average trading price of the anniversary date, July 25th.

During the nine months ended September 30, 2017, Dr. Santilli has accrued $135,000 in management fees per his employment contract. As noted above under Advances, Payables and Accruals, the Company converted $708,461 of accrued management fees into 11,807,692 shares of common stock. As of September 30, 2017 the accrued management fees for Dr. Santilli were $45,000.

During the nine months ended September 30, 2017, Carla Santilli has accrued $54,000 in consulting fees per her consulting contract. As noted above under Advances, Payable and Accruals, the Company converted $283,385 of accrued consulting fees into 4,723,077 shares of common stock. As of September 30, 2017 the accrued consulting fees for Carla Santilli were $18,000.

EQUITY TRANSACTIONS

On June 8, 2017 the Company issued 16,530,769 shares to related parties for conversion of accrued compensation of $991,846, recorded at the fair market value of the share price.

OTHER

The Company does not own or lease property or lease office space. At the current time, the office space used by the Company was arranged by the majority shareholders of the Company to use at no charge. It is anticipated that the Company will enter into formal lease arrangements in the near future.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

ADVANCES, PAYABLES AND ACCRUALS

Amounts included in accruals represent amounts due to the officers and directors for corporate obligations under the employment agreements. Payments on behalf of the Company and accruals made under contractual obligation are accrued (see below). As of December 31, 2016 and 2015 accrued expenses were $865,846 and $613,846, respectively.

NOTE PAYABLE

In support of the Company’s efforts and cash requirements, it has relied on advances from the majority shareholders until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. All advances made in support of the Company are formalized by demand notes, at a 2.15% interest rate.

During the years ended December 31, 2016 and 2015 our Chief Executive Officer, Dr. Ruggero M. Santilli and immediate family members have loaned the company $97,000 and $216,500 for operations. There were no repayments of principal or interest during the years ended December 31, 2016 and 2015.

At December 31, 2016 and 2015 the demand notes accumulative balances were $532,500 and $435,500, respectively. Accrued interest at December 31, 2016 and 2015 was $20,905 and $10,259, respectively.

EQUITY TRANSACTIONS

On July 25, 2013, Dr. Ruggero M. Santilli acquired from Company’s existing shareholders a control block of stock in the Company consisting of two million nine hundred forty thousand (2,940,000) shares of restricted common stock of the Company, in a private equity transaction. Dr. Santilli utilized his own funds to acquire the shares of common stock of the Company. As a result of this acquisition, Dr. Ruggero M. Santilli owns 98% of the issued and outstanding shares of common stock of the Company. On July 25, 2013, Dr. Ruggero M. Santilli and Ms. Carla Santilli were appointed to the Board of Directors of the Company. On July 25, 2013, Dr. Ruggero M. Santilli was appointed President, Chief Executive Officer, Principal Executive Officer and Principal Accounting Officer of the Company. Also on July 25, 2013, Carla Santilli was appointed Secretary and Treasurer for the Company.

On August 11, 2013 the Company issued 1,000,000 shares of common stock in exchange for assignment of non-monetary intangible assets (See Intangible Assets, Note 4).

On October 10, 2013, the Company issued fifty million (50,000,000) shares of our Series “A” Convertible Preferred Stock (the “Preferred Stock”) to Hadronic Technologies Press, Inc. (“Hadronic”), a Florida corporation maintaining its principal place of business at 35246 US Highway 19 North, Suite #215, Palm Harbor, Florida 34684. Our Directors, Dr. Ruggero M. Santilli and Mrs. Carla Santilli each own fifty percent of the equity in Hadronic. The Series “A” Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder. Preferred shares issued were valued at $500,000, based on the fair value of the common stock equivalents.

EMPLOYMENT CONTRACTS

The Company has employment contracts with its key employees, the controlling shareholders, who are its officers and directors of the Company.

·	Dr. Santilli, 5 year contract, annual salary of $180,000 and annual common stock options for .01% of the outstanding stock per calendar year at the average trading price of the anniversary date, July 25th

·	Carla Santilli, 5 year consulting contract, annual salary of $72,000 and annual common stock options for .005% of the outstanding stock per calendar year at the average trading price of the anniversary date, July 25th.

OTHER

The Company does not own or lease property or lease office space. At the current time, the office space used by the Company was arranged by the majority shareholders of the Company to use at no charge. It is anticipated that the Company will enter into formal lease arrangements in the near future.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.